Derivative instruments - Schedule of Derivative Instruments, Fair Value (Details) - Cash Flow hedge - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Derivatives, Fair Value [Line Items]
Assets	$ 93,177	$ 121,031
Liabilities	(29,529)	(22,977)
Derivatives designated as hedging instruments
Derivatives, Fair Value [Line Items]
Assets	44,025	108,046
Liabilities	(1,728)	(2,949)
Derivatives designated as hedging instruments | Forward contracts | Other receivables
Derivatives, Fair Value [Line Items]
Assets	268	660
Derivatives designated as hedging instruments | Forward contracts | Accrued payroll and other liabilities
Derivatives, Fair Value [Line Items]
Liabilities	(1,147)	(51)
Derivatives designated as hedging instruments | Cross-currency interest rate swap | Derivative instruments
Derivatives, Fair Value [Line Items]
Assets	43,757	107,386
Liabilities	(581)	(2,898)
Derivatives not designated as hedging instruments
Derivatives, Fair Value [Line Items]
Assets	49,152	12,985
Liabilities	(27,801)	(20,028)
Derivatives not designated as hedging instruments | Cross-currency interest rate swap | Derivative instruments
Derivatives, Fair Value [Line Items]
Assets	38,031	0
Liabilities	(1,224)	0
Derivatives not designated as hedging instruments | Call Spread + Coupon-only swap | Derivative instruments
Derivatives, Fair Value [Line Items]
Assets	6,445	8,194
Liabilities	(16,703)	(12,473)
Derivatives not designated as hedging instruments | Call spread | Derivative instruments
Derivatives, Fair Value [Line Items]
Assets	3,626	4,791
Liabilities	0	0
Derivatives not designated as hedging instruments | Coupon-only swap | Derivative instruments
Derivatives, Fair Value [Line Items]
Assets	0	0
Liabilities	(9,874)	(7,555)
Derivatives not designated as hedging instruments | Sustainability-linked ESG Principal Only Swap | Derivative instruments
Derivatives, Fair Value [Line Items]
Assets	1,050	0
Liabilities	$ 0	$ 0